GREAT-WEST FUNDS, INC.
Great-West Core Strategies: Flexible Bond Fund Institutional Class Ticker: MXEDX Investor Class Ticker: MXEWX	Great-West Core Strategies: International Equity Fund Institutional Class Ticker: MXECX Investor Class Ticker: MXEVX
Great-West Core Strategies: Inflation-Protected Securities Fund Institutional Class Ticker: MXEGX Investor Class Ticker: MXEYX	Great-West Core Strategies: U.S. Equity Fund Institutional Class Ticker: MXEBX Investor Class Ticker: MXETX
(the “Fund(s)”)
Supplement dated August 1, 2022 to the Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”) for the Funds, each dated August 27, 2021, as supplemented
Effective August 1, 2022 (the “Effective Date”), Great-West Capital Management, LLC, the Funds’ investment adviser, changed its name to “Empower Capital Management, LLC.” As of the Effective Date, all references to “Great-West Capital Management, LLC” in the Funds’ prospectuses, summary prospectuses and SAI are hereby replaced with “Empower Capital Management, LLC.”
On the Effective Date, GWFS Equities, Inc., an affiliate of Great-West Capital Management, LLC and the Funds’ principal underwriter and distributor, changed its name to “Empower Financial Services, Inc.” As of the Effective Date, all references to “GWFS Equities, Inc.” in the Funds’ prospectuses and SAI are hereby replaced with “Empower Financial Services, Inc.”
On the Effective Date, Great-West Funds, Inc. changed its name to “Empower Funds, Inc.” As of the Effective Date, all references to “Great-West Funds, Inc.” in the Funds’ prospectuses, summary prospectuses and SAI are hereby replaced with “Empower Funds, Inc.” In addition, on the Effective Date, the Funds changed their names and all references to the current names in the Funds’ prospectuses, summary prospectuses and SAI are hereby replaced with the new names as follows:
Current Fund Name	New Fund Name
Great-West Core Strategies: Flexible Bond Fund	Empower Core Strategies: Flexible Bond Fund
Great-West Core Strategies: Inflation-Protected Securities Fund	Empower Core Strategies: Inflation-Protected Securities Fund
Great-West Core Strategies: International Equity Fund	Empower Core Strategies: International Equity Fund
Great-West Core Strategies: U.S. Equity Fund	Empower Core Strategies: U.S. Equity Fund
On the Effective Date, all references to “Great-West Investments” in the Funds’ prospectuses, summary prospectuses and SAI are hereby replaced with “Empower Investments.”
On the Effective Date, the following additional companies have changed their names and all references to the current names in the Funds’ prospectuses, summary prospectuses and SAI, as applicable, are hereby replaced with the new names:
Current Company Name	New Company Name
GWL&A Financial Inc.	Empower Holdings, Inc.
Great-West Life & Annuity Insurance Company	Empower Annuity Insurance Company of America
Great-West Life & Annuity Insurance Company of New York	Empower Life & Annuity Insurance Company of New York
Great-West Trust Company, LLC	Empower Trust Company, LLC
Advised Assets Group, LLC	Empower Advisory Group, LLC
This Supplement must be accompanied by or read in conjunction with the current Prospectuses, Summary Prospectuses and SAI for the Funds, each dated August 27, 2021, as supplemented.
Please keep this Supplement for future reference.